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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of RBS
       Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                    Greenwich, CT            August 15, 2011
-------------------------------------   ----------------------   ---------------
(Signature)                             (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:              14
Form 13F Information Table Value Total:      10,138,110
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                       FORM 13F Information Table - Public

Page 1 of 1

       Column 1:       Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:        Column 8:
---------------------- --------- ----------- ----------- ------------------- ---------- --------- ----------------------
                                             Fair Market                                             Voting Authority
                                                Value     Shares or                               ----------------------
                        Title of    CUSIP    -----------  Principal SH/ Put/ Investment   Other       (a)      (b)   (c)
Name of Issuer           Class      Number    (x $1,000)   Amount   PRN Call Discretion  Managers    Sole    Shared None
--------------         --------- ----------- ----------- ---------- --- ---- ---------- --------- ---------- ------ ----
AUTONATION INC         COM       05329W-10-2     191,355  5,226,858 SH       DEFINED            1  5,226,858
AUTONATION INC         COM       05329W-10-2   2,086,760 56,999,732 SH       SOLE               0 56,999,732
AUTOZONE INC           COM       053332-10-2     590,094  2,001,334 SH       DEFINED            1  2,001,334
AUTOZONE INC           COM       053332-10-2   2,198,983  7,457,968 SH       SOLE               0  7,457,968
BIG LOTS INC           COM       089302-10-3      43,098  1,300,105 SH       SOLE               0  1,300,105
CAPITAL ONE FINL CORP  COM       14040H-10-5     323,132  6,253,769 SH       SOLE               0  6,253,769
CISCO SYS INC          COM       17275R-10-2     117,582  7,532,489 SH       SOLE               0  7,532,489
CIT GROUP INC          COM NEW   125581-80-1     237,667  5,369,785 SH       SOLE               0  5,369,785
GENWORTH FINL INC      COM CL A  37247D-10-6     111,668 10,862,666 SH       SOLE               0 10,862,666
SEAGATE TECHNOLOGY PLC SHS       G7945M-10-7     116,425  7,204,498 SH       SOLE               0  7,204,498
SEARS HLDGS CORP       COM       812350-10-6         784     10,977 SH       DEFINED            1     10,977
SEARS HLDGS CORP       COM       812350-10-6   3,441,178 48,168,778 SH       SOLE               0 48,168,778
GAP INC DEL            COM       364760-10-8     549,523 30,360,392 SH       SOLE               0 30,360,392
WELLS FARGO & CO NEW   COM       949746-10-1     129,862  4,627,994 SH       SOLE               0  4,627,994